Jefferies Asset Management Commodity Strategy Allocation Fund
FINANCIAL INVESTORS TRUST
Jefferies Asset Management Commodity Strategy Allocation Fund
(the “Fund”)
Class A, Class C and Class I Shares
SUPPLEMENT DATED APRIL 20, 2012 TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE FUND,
DATED AUGUST 31, 2011, AS SUPPLEMENTED FROM TIME TO TIME
Effective April 16, 2012, the name of the Fund’s investment sub-adviser changed from Jefferies Asset Management, LLC to CoreCommodity Management, LLC. Accordingly, all references to Jefferies Asset Management, LLC in the prospectuses and statement of additional information are hereby deleted and replaced with CoreCommodity Management, LLC.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE